Details of Certain Accounts - Summary of Accounts payable and accrued expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Payable And Accrued Liabilities [Line Items]
Vendor payables and accrued purchases	$ 413,186	$ 422,853
Accrued compensation and benefits	51,982	73,330
Restricted Unit Appreciation Plan liability	39,464	32,854
Indirect taxes payable	12,255	11,905
Accrued professional services	4,585	8,580
Accrued warranty	3,306	4,278
Deferred acquisition consideration	0	5,500
Accrued interest	120	2,918
Total accounts payable and accrued expenses	$ 524,898	562,218
SOLV Energy Holdings LLC [Member]
Schedule of Accounts Payable And Accrued Liabilities [Line Items]
Vendor payables and accrued purchases		422,853	$ 330,254
Accrued compensation and benefits		73,330	43,801
Restricted Unit Appreciation Plan liability		32,854	0
Indirect taxes payable		11,905	8,569
Accrued professional services		8,580	2,370
Accrued warranty		4,278	6,314
Deferred acquisition consideration		5,500	0
Accrued interest		2,918	10,575
Total accounts payable and accrued expenses		$ 562,218	$ 401,883